Principal Accounting Policies - Summary of Income and Cash Flow Statement Amounts and Balances of the Consolidated VIEs (Parenthetical) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Variable Interest Entity, Primary Beneficiary [Member]
Disclosure Of Summary Of Revenue Income And Cash Flows Of Variable Interest Entity [Line Items]
Net cash flows used in intercompany operating activities	¥ 599,305	¥ 1,787,075	¥ 1,703,166